WASATCH FUNDS TRUST

Supplement dated June 6, 2016 to the

Prospectus and Summary Prospectus each dated January 31, 2016

Investor Class

Wasatch Frontier Emerging Small Countries Fund® - Investor Class (WAFMX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares and the Wasatch Frontier Emerging Small Countries Fund Summary Prospectus for Investor Class shares, each dated January 31, 2016 as amended. You should retain this Supplement, the Prospectus and Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective June 6, 2016, Roger Edgley will be the Lead Portfolio Manager of the Wasatch Frontier Emerging Small Countries Fund (the “Fund”), Jared Whatcott will be a Portfolio Manager of the Fund, and Scott Thomas will be a Portfolio Manager of the Fund.

All references to Laura Geritz are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 6, 2016 to the

Prospectus and Summary Prospectus each dated January 31, 2016

Institutional Class

Wasatch Frontier Emerging Small Countries Fund® - Institutional Class (WIFMX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares and the Wasatch Frontier Emerging Small Countries Fund Summary Prospectus for Institutional Class shares, each dated January 31, 2016 as amended. You should retain this Supplement, the Prospectus and Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective June 6, 2016, Roger Edgley will be the Lead Portfolio Manager of the Wasatch Frontier Emerging Small Countries Fund (the “Fund”), Jared Whatcott will be a Portfolio Manager of the Fund, and Scott Thomas will be a Portfolio Manager of the Fund.

All references to Laura Geritz are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 6, 2016 to the

Prospectus and Summary Prospectus each dated January 31, 2016

Investor Class

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares and the Wasatch International Opportunities Fund Summary Prospectus for Investor Class shares, each dated January 31, 2016 as amended. You should retain this Supplement, the Prospectus and Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective June 6, 2016, Jared Whatcott will be a Portfolio Manager of the Wasatch International Opportunities Fund (the “Fund”) and Linda Lasater will be a Portfolio Manager of the Fund.

All references to Laura Geritz are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 6, 2016 to the

Prospectus and Summary Prospectus each dated January 31, 2016

Institutional Class

Wasatch International Opportunities Fund® - Institutional Class (WAIOX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares and the Wasatch International Opportunities Fund Summary Prospectus for Institutional Class shares, each dated January 31, 2016 as amended. You should retain this Supplement, the Prospectus and Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective June 6, 2016, Jared Whatcott will be a Portfolio Manager of the Wasatch International Opportunities Fund (the “Fund”) and Linda Lasater will be a Portfolio Manager of the Fund.

All references to Laura Geritz are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 6, 2016 to the

Statement of Additional Information dated January 31, 2016,

as amended and restated March 21, 2016

Investor Class

Wasatch Frontier Emerging Small Countries Fund® - Investor Class (WAFMX)

Wasatch International Opportunities Fund® - Investor Class (WAIOX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class shares dated January 31, 2016 as amended and restated on March 21, 2016. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective June 6, 2016, all references to Laura Geritz are hereby deleted.

Effective June 6, 2016, the information in the table for Mr. Edgely, Ms. Lasater, Mr. Thomas and Mr. Whatcott in the section “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” in the SAI is hereby deleted and replaced with the following table. The information in the table is as of May 31, 2016.

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]
Portfolio Manager	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.
Roger Edgley	4	3,107,434,737	2	517,685,226	21	3,641,204,598
Linda Lasater	2	1,983,443,587	-	-	10	1,585,811,603
Scott Thomas	3	1,693,116,436	2	517,685,226	11	2,055,392,994
Jared Whatcott	2	1,421,794,853	1	264,160,131	1	41,825,476

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Manager	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
Roger Edgley	-	-
Linda Lasater	-	-
Scott Thomas	-	-
Jared Whatcott	-	-

Effective June 6, 2016, the table in the section “Portfolio Managers-Portfolio Manager Ownership” in the SAI is hereby supplemented with the following information. Ownership of the respective Fund is as of May 31, 2016.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
Roger Edgley	Frontier Emerging Small Countries Fund	None
Linda Lasater	International Opportunities Fund	$1 – $10,000
Scott Thomas	Frontier Emerging Small Countries Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated June 6, 2016 to the

Statement of Additional Information dated January 31, 2016,

as amended and restated March 21, 2016

Institutional Class

Wasatch Frontier Emerging Small Countries Fund® - Institutional Class (WIFMX)

Wasatch International Opportunities Fund® - Institutional Class (WAIOX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class shares dated January 31, 2016 as amended and restated on March 21, 2016. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective June 6, 2016, all references to Laura Geritz are hereby deleted.

Effective June 6, 2016, the information in the table for Mr. Edgely, Ms. Lasater, Mr. Thomas and Mr. Whatcott in the section “Portfolio Managers-Management of Other Accounts and Potential Conflicts of Interest” in the SAI is hereby deleted and replaced with the following table. The information in the table is as of May 31, 2016.

Accounts Managed by Portfolio Managers1

	Registered Investment Company Accounts[2]		Other Pooled Investment Vehicle Accounts		Other Accounts[3]
Portfolio Manager	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.
Roger Edgley	4	3,107,434,737	2	517,685,226	21	3,641,204,598
Linda Lasater	2	1,983,443,587	-	-	10	1,585,811,603
Scott Thomas	3	1,693,116,436	2	517,685,226	11	2,055,392,994
Jared Whatcott	2	1,421,794,853	1	264,160,131	1	41,825,476

1If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.

2Includes each series of Wasatch Funds separately. None of the Wasatch Funds charges a performance-based fee.

3For the Advisor, other accounts would include, but are not limited to, individual and institutional accounts, pension and profit sharing plans, charitable organizations and state and municipal government entities. Wrap programs, advised by the Advisor, are represented as a single account. The number of accounts and the assets managed with performance-based fees are as follows:

Other Accounts with Performance-Based Fees
Portfolio Manager	Number of Accounts	Assets Managed ($)
Wasatch Advisors, Inc.:
Roger Edgley	-	-
Linda Lasater	-	-
Scott Thomas	-	-
Jared Whatcott	-	-

Effective June 6, 2016, the table in the section “Portfolio Managers-Portfolio Manager Ownership” in the SAI is hereby supplemented with the following information. Ownership of the respective Fund is as of May 31, 2016.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund
Roger Edgley	Frontier Emerging Small Countries Fund	None
Linda Lasater	International Opportunities Fund	$1 – $10,000
Scott Thomas	Frontier Emerging Small Countries Fund	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE